PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	¥ 361,521	¥ 280,355
Prepaid expenses and other current assets	25,531	2,557
Total current assets	436,269	707,353
Non-current assets:
Total assets	480,797	757,337
Current liabilities:
Amounts due to a related party	12,300	156
Accrued expenses and other current liabilities	99,657	637,693
Total current liabilities	365,084	898,070
Non-current liabilities:
Other non-current liabilities	75,288	117,987
Total liabilities	469,942	1,043,484
Commitments and contingencies
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares	(39)	(42)
Capital deficit	(121,631)	(126,571)
Retained earnings (accumulated deficits)	116,454	(162,728)
Accumulated other comprehensive income	14,043	1,232
Total shareholders' equity (deficit)	10,855	(286,147)	¥ 20,982	¥ (72,295)
Total liabilities and shareholders' equity (deficit)	480,797	757,337
Fang | Reportable Legal Entities
Current assets:
Cash and cash equivalents	2,737	3,436
Prepaid expenses and other current assets	2	2
Total current assets	2,739	3,438
Non-current assets:
Investments in subsidiaries and consolidated VIEs	547,824	257,569
Total assets	550,563	261,007
Current liabilities:
Amounts due to a related party	539,660	933
Accrued expenses and other current liabilities	1,413	547,520
Total current liabilities	541,073	548,453
Non-current liabilities:
Total liabilities	541,073	548,453
Commitments and contingencies
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares	(39)	(42)
Capital deficit	(121,631)	(126,571)
Retained earnings (accumulated deficits)	116,454	(162,728)
Accumulated other comprehensive income	14,043	1,232
Total shareholders' equity (deficit)	9,490	(287,446)
Total liabilities and shareholders' equity (deficit)	550,563	261,007
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	500	500
Class A ordinary shares | Fang | Reportable Legal Entities
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	500	500
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	163	163
Class B ordinary shares | Fang | Reportable Legal Entities
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	¥ 163	¥ 163